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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                               FORM N-PX

        ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANY

Investment Company Act file number 811-03395

FRANKLIN FEDERAL TAX-FREE INCOME FUND
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(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
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Date of fiscal year end:    4/30
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Date of reporting period:   6/30/09
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ITEM 1. PROXY VOTING RECORDS.

N/A

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FEDERAL TAX-FREE INCOME FUND


By (Signature and Title)*/s/LAURA F. FERGERSON
                         ------------------------------------------------------
                         Laura F. Fergerson,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2009
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* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.